Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 3	$ 3	$ 2	$ 1
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	5,838	4,936	5,482
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	2,301	2,109
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	58	54
Pension Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,800	1,535
Pension Plans [Member] | Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		109
Pension Plans [Member] | Debt Securities Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	304	295
Pension Plans [Member] | Emerging Markets Equity Mutual Fund Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	136	113
Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	3	3
Pension Plans [Member] | Collective Investment Funds Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,328	1,183
Pension Plans [Member] | Collective Investment Fund Mid-Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	323	340
Pension Plans [Member] | Collective Investment Funds International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	752	643
Pension Plans [Member] | Real estate securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	547	146
Pension Plans [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	283	290
Pension Plans [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	304	225
Pension Plans [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	785	794
Pension Plans [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	58	54
Pension Plans [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	727	631
Pension Plans [Member] | Level 1 [Member] | Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		109
Pension Plans [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	1,513	1,312
Pension Plans [Member] | Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,073	904
Pension Plans [Member] | Level 2 [Member] | Debt Securities Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	304	295
Pension Plans [Member] | Level 2 [Member] | Emerging Markets Equity Mutual Fund Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	136	113
Pension Plans [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	3	3
Pension Plans [Member] | Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	3	3
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	84	81	$ 87
Postretirement Welfare Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	84	81
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	40	42
Postretirement Welfare Plan [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	40	42
Postretirement Welfare Plan [Member] | Level 1 [Member] | Collective Investment Funds Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	27	24
Postretirement Welfare Plan [Member] | Level 1 [Member] | Collective Investment Funds International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 17	$ 15